Supplement dated November 19, 2015
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI) of the following fund:
Fund	Prospectus and Summary Prospectus Dated	SAI Dated
Columbia Funds Series Trust II
Columbia Large Growth Quantitative Fund	12/1/2014 6/1/2015	10/1/2015
Effective on December 21, 2015, the Fund’s name will change to Columbia Disciplined Growth Fund. Accordingly, effective on such date, all references in the prospectus, summary prospectus and SAI to Columbia Large Growth Quantitative Fund are deleted and replaced with Columbia Disciplined Growth Fund.
Shareholders should retain this Supplement for future reference.
SUP178_07_002_(11/15)